UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------------------------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Eric J. Godes
                              Kobren Insight Funds
                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

   SHARES                                                             VALUE
              COMMON STOCKS - 92.87%
-------------------------------------------------------------------------------
              AEROSPACE/TECHNOLOGY - 8.93%
-------------------------------------------------------------------------------
     46,000   Arrow Electronics, Inc. (1)                           $ 1,484,420
     65,500   Avnet, Inc. (1)                                         1,662,390
     74,500   MEMC Electronic Materials, Inc. (1)                     2,750,540
    119,400   Micron Technology, Inc. (1)                             1,757,568
     84,000   Seagate Technology (1)                                  2,211,720
    108,000   Western Digital Corp. (1)                               2,098,440
                                                                   ------------
                                                                     11,965,078

              BANKING - 8.65%
-------------------------------------------------------------------------------
     38,800   Citigroup, Inc.                                         1,832,524
     69,100   Colonial BancGroup, Inc.                                1,727,500
     10,400   Community Bank System, Inc.                               232,232
     51,700   North Fork Bancorporation, Inc.                         1,490,511
     61,500   Southwest Bancorp, Inc.                                 1,367,760
     50,000   TD Banknorth, Inc.                                      1,467,500
     29,700   Webster Financial Corp.                                 1,439,262
     31,915   Wells Fargo & Co.                                       2,038,411
                                                                   ------------
                                                                     11,595,700

              BASIC MATERIALS - 4.99%
-------------------------------------------------------------------------------
     30,050   Cytec Industries, Inc.                                  1,803,300
     38,700   Dow Chemical Co.                                        1,571,220
    134,000   Gerdau Ameristeel Corp.                                 1,246,200
     41,500   Inco, Ltd.                                              2,070,435
                                                                   ------------
                                                                      6,691,155

              CONGLOMERATES - 4.18%
-------------------------------------------------------------------------------
      1,174   Berkshire Hathaway, Inc., Class B (1)                   3,536,088
     14,900   Norsk Hydro ASA, SP ADR                                 2,061,266
                                                                   ------------
                                                                      5,597,354

              CONSTRUCTION & REAL ESTATE - 6.27%
-------------------------------------------------------------------------------
     20,400   Boston Properties, Inc., REIT                           1,902,300
     54,069   D.R. Horton, Inc.                                       1,796,172
     31,080   Lennar Corp., Class A                                   1,876,610
     38,800   Toll Brothers, Inc. (1)                                 1,343,644
     73,400   U-Store-It Trust, REIT                                  1,479,010
                                                                   ------------
                                                                      8,397,736

              CONSUMER RELATED - 5.78%
-------------------------------------------------------------------------------
    117,000   Ashford Hospitality Trust, REIT                         1,450,800
     77,500   DiamondRock Hospitality Co., REIT                       1,070,275
     58,000   Disney (Walt) Co.                                       1,617,620
     51,000   Sunstone Hotel Investors, Inc., REIT                    1,477,470
     19,500   Toyota Motor Corp., SP ADR                              2,123,550
                                                                   ------------
                                                                      7,739,715

              ENERGY - 11.61%
-------------------------------------------------------------------------------
     23,350   Apache Corp.                                            1,529,658
     63,500   Denbury Resources, Inc. (1)                             2,011,045
     28,900   Marathon Oil Corp.                                      2,201,313
     36,220   Nexen, Inc.                                             1,993,549
     78,000   Pioneer Drilling Co. (1)                                1,281,540
     38,300   Talisman Energy, Inc.                                   2,036,794
     47,600   Whiting Petroleum Corp. (1)                             1,951,124
     58,588   XTO Energy, Inc.                                        2,552,679
                                                                   ------------
                                                                     15,557,702

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

   SHARES                                                               VALUE

              FINANCIAL SERVICES - 10.16%
--------------------------------------------------------------------------------
     31,000   American Express Co.                                   $ 1,629,050
     17,084   Bear Stearns Cos., Inc.                                  2,369,551
     15,100   Goldman Sachs Group, Inc.                                2,370,096
     61,800   H&R Block, Inc.                                          1,337,970
     38,200   iStar Financial, Inc., REIT                              1,462,296
     18,200   Lehman Brothers Holdings, Inc.                           2,630,446
     28,855   Morgan Stanley                                           1,812,671
                                                                     -----------
                                                                      13,612,080

              FOOD & BEVERAGE - 2.27%
--------------------------------------------------------------------------------
     52,000   Pepsi Bottling Group, Inc.                               1,580,280
    100,615   Ryan's Restaurant Group, Inc. (1)                        1,458,918
                                                                     -----------
                                                                       3,039,198

              INSURANCE - 7.64%
--------------------------------------------------------------------------------
     60,200   Aspen Insurance Holdings, Ltd.                           1,484,532
     39,000   IPC Holdings, Ltd.                                       1,093,950
     38,450   PMI Group, Inc. (The)                                    1,765,624
     29,500   Radian Group, Inc.                                       1,777,375
     31,200   RenaissanceRe Holdings, Ltd.                             1,360,944
     29,960   SAFECO Corp.                                             1,504,292
     19,600   XL Capital, Ltd., Class A                                1,256,556
                                                                     -----------
                                                                      10,243,273

              MANUFACTURING - 5.18%
--------------------------------------------------------------------------------
     26,550   BorgWarner, Inc.                                         1,594,062
     33,000   Briggs & Stratton Corp.                                  1,167,210
     34,000   Ingersoll-Rand Co., Ltd., Class A                        1,420,860
     44,775   Lamson & Sessions Co. (1)                                1,246,088
     46,375   Masco Corp.                                              1,506,724
                                                                     -----------
                                                                       6,934,944

              PUBLISHING & BROADCASTING - 9.18%
--------------------------------------------------------------------------------
     49,900   Comcast Corp., Class A (1)                               1,303,388
     26,000   Gannett Co., Inc.                                        1,557,920
     37,500   Lee Enterprises, Inc.                                    1,248,375
    185,100   Liberty Media Corp., Class A (1)                         1,519,671
     25,100   McClatchy Co., Class A                                   1,226,135
     35,000   McGraw-Hill Cos., Inc.                                   2,016,700
     88,800   News Corp., Class B                                      1,559,328
      2,400   Washington Post Co., Class B                             1,864,200
                                                                     -----------
                                                                      12,295,717

              RETAIL - 3.88%
--------------------------------------------------------------------------------
     62,250   American Eagle Outfitters, Inc.                          1,858,785
     39,500   Ethan Allen Interiors, Inc.                              1,659,790
     23,100   Federated Department Stores, Inc.                        1,686,300
                                                                     -----------
                                                                       5,204,875

              TEXTILES & APPAREL - 1.25%
--------------------------------------------------------------------------------
     41,000   Liz Claiborne, Inc.                                      1,680,180

                                DELPHI VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

   SHARES                                                                VALUE

              TRANSPORTATION - 2.90%
--------------------------------------------------------------------------------
     14,092   Arkansas Best Corp.                                  $    551,279
     73,000   Dryships, Inc.                                            772,340
     77,400   OMI Corp.                                               1,394,748
     31,430   Teekay Shipping Corp.                                   1,165,110
                                                                   ------------
                                                                      3,883,477

              TOTAL COMMON STOCKS                                   124,438,184
              (Cost $78,622,505)

              INVESTMENT COMPANY - 7.61%
 10,205,077   Dreyfus Cash Management Plus Fund (2)                  10,205,077
                                                                   ------------

              TOTAL INVESTMENT COMPANY                               10,205,077
              (Cost $10,205,077)                                   ------------


              TOTAL INVESTMENTS - 100.48%                           134,643,261
              (Cost $88,827,582 *)

              LIABILITIES NET OF CASH & OTHER ASSETS - (0.48)%         (646,566)
                                                                   ------------

              TOTAL NET ASSETS - 100.00%                           $133,996,695
                                                                   ============

--------------------------------------------------------------------------------
         (1)  Non-income producing.
         (2)  An affiliate of the Custodian.
       REIT   Real Estate Investment Trust
     SP ADR   Sponsored American Depositary Receipt

          * For Federal income tax purposes, cost is $88,827,582 and appreciation (depreciation) is as follows:

                          Unrealized appreciation:                 $ 47,308,473
                          Unrealized depreciation:                   (1,492,794)
                                                                   ------------
                          Net unrealized appreciation:             $ 45,815,679
                                                                   ============

Portfolio Valuation -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

------------------------------------------------------------------------------
                               KOBREN GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------
                           MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------
    SHARES                   MUTUAL FUNDS - 100.09%                   VALUE
------------------------------------------------------------------------------

                LARGE CAP GROWTH - 33.53%
------------------------------------------------------------------------------
     448,452    Fidelity Capital Appreciation Fund                $ 12,251,720
     327,488    T. Rowe Price Blue Chip Growth Fund                 11,016,691
                                                                  ------------
                                                                    23,268,411

                INTERNATIONAL - 22.67%
------------------------------------------------------------------------------
     202,445    Julius Baer International Equity Fund - Class I      8,257,735
     192,460    SSgA Emerging Markets Fund                           4,132,112
     144,606    Third Avenue International Value Fund                3,340,395
                                                                  ------------
                                                                    15,730,242

                LARGE CAP VALUE - 12.52%
------------------------------------------------------------------------------
     257,636    Oakmark Select Fund - Class I                        8,690,072

                SMALL CAP VALUE - 8.42%
------------------------------------------------------------------------------
     204,843    Longleaf Partners Small Cap Fund                     5,842,109

                LARGE CAP BLEND - 6.87%
------------------------------------------------------------------------------
     139,448    Longleaf Partners Fund                               4,766,337

                SECTOR - 6.56%
------------------------------------------------------------------------------
      37,981    Fidelity Select Gold Portfolio                       1,480,901
      22,169    Fidelity Select Health Care Portfolio                3,072,160
                                                                  ------------
                                                                     4,553,061
                SPECIALTY - 4.73%
------------------------------------------------------------------------------
     234,011    PIMCO Commodity RealReturn Strategy Fund - Class I   3,283,169

                ALTERNATIVE - 4.29%
------------------------------------------------------------------------------
     236,197    PIMCO All Asset Fund - Class I                       2,978,445

                MONEY MARKET - 0.50%
------------------------------------------------------------------------------
     345,858    Dreyfus Cash Management Plus Fund (1)                  345,858

                TOTAL MUTUAL FUNDS
                (COST $54,569,129)                                  69,457,704
                                                                  ------------

                TOTAL INVESTMENTS                        100.09%    69,457,704
                (COST $54,569,129)*

                LIABILITIES NET OF CASH AND
                OTHER ASSETS                              -0.09%       (64,783)
                                                   ------------   ------------

                TOTAL NET ASSETS                         100.00%  $ 69,392,921
                                                   ============   ============

-------------------------------------------------------------------------------
(1)   An affiliate of the Custodian.

    * For Federal income tax purposes, cost is $54,569,129 and appreciation (depreciation) is as follows:

                Unrealized appreciation:           $ 15,575,727
                Unrealized depreciation:               (687,152)
                                                   ------------
                Net unrealized appreciation:       $ 14,888,575
                                                   ============

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KOBREN INSIGHT FUNDS

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     MAY 16, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date     MAY 16, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ ERIC J. GODES
                         -------------------------------------------------------
                         Eric J. Godes, Chief Financial Officer, Vice President, Treasurer & Secretary
                         (principal financial officer)

Date     MAY 16, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.